Basis of preparation	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
(i)Compliance with International Financial Reporting Standards
The ADCT Group consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). As of December 31, 2020, the financial statements are presented in thousand dollars (KUSD).
(ii)Historical Cost Convention

The consolidated financial statements have been prepared under the historical cost convention, except for the defined benefit pension liabilities, where plan assets are measured at fair value, and the embedded derivative conversion feature and the derivative associated with the convertible loans (see note 21 “Convertible loans”), which are measured at fair value.
(iii)Going concern basis

ADCT is a late clinical-stage company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. The Group's success may also depend on its ability to:

•establish and maintain a strong patent position and protection;
•develop, gain regulatory approval and commercialize drug products;
•enter into collaborations with partners in the pharmaceutical industry;
•acquire and retain key personnel; and
•acquire additional funding to support its operations.

Since its incorporation, the Group has primarily funded its growth through capital increases, both equity and debt, and additional funds provided by research collaborations. During the 2020 fiscal year, the Company issued common shares through an initial public and follow-on offering (see note 2(vi) and 2(vii)) and the issuance of convertible loans (see note 21, “Convertible loans”). The Group does not have recourse to bank loans. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans, other than, pursuant to the convertible loans, it must maintain a balance of at least USD 50 million in cash and cash equivalents at the end of each quarter.

As of December 31, 2020, the Group’s cash and cash equivalents amounted to KUSD 439,195 (December 31, 2019: KUSD 115,551).
Management believes that the Group has sufficient financial resources to cover its operating costs for at least the next 12 months from the date of issuance of these consolidated financial statements and as a result, is presenting these consolidated financial statements of the Group on a going concern basis.

(iv)Share split
On September 19, 2019, the Company effected a one-to-15,625 share split of its outstanding shares (see note 23, “Share capital”). Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share split.
(v)Share consolidation
On April 24, 2020, the Company effected a five-to-four share consolidation of its outstanding shares (see note 23, “Share capital”). Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share consolidation.
(vi)Initial Public Offering (IPO)
On May 19, 2020, the Company completed an IPO on the New York Stock Exchange (“NYSE”) in which it issued and sold an aggregate of 14,082,475 common shares at USD 19.00 per share, which included 1,836,844 common shares issued and sold pursuant to the underwriters’ exercise in full of their option to purchase additional common shares. The gross proceeds from the IPO were USD 267.6 million, and net proceeds were USD 244.2 million after deducting underwriting discounts and commissions as well as fees and expenses payable by the Company. The IPO resulted in a gross increase of USD 255.3 million in the Company’s share premium account prior to transaction costs associated with the IPO share issuance of USD 4.7 million and underwriting discounts and commissions of USD 18.7 million, both of which were charged directly against the Company’s share premium account. Further details are contained in note 23, “Share capital”.
(vii)Follow-On Public Offering
On September 28, 2020, the Company completed a public offering on the NYSE in which it issued and sold 6,000,000 common shares at USD 34.00 per share. The gross proceeds of the public offering were USD 204.0 million, and net proceeds of USD 188.9 million after deducting underwriting discounts and commissions as well as fees and expenses payable by the Company. The public offering resulted in a gross increase of USD 203.5 million in the Company’s share premium account prior to transaction costs associated with the public offering share issuance of USD 2.9 million and underwriting discounts and commissions of USD 12.2 million, both of which were charged directly against the Company’s share premium account. Further details are contained in note 23, “Share capital”.
(viii)Overland Joint Venture
On December 14, 2020, the Company announced the formation of a new joint venture company, Overland ADCT BioPharma (CY) Limited (“Overland ADCT BioPharma”), with Overland Pharmaceuticals (“Overland”), a fully integrated biopharmaceutical company backed by Hillhouse Capital. Overland ADCT BioPharma will develop and commercialize four of the Company’s ADC product candidates, loncastuximab tesirine (“Lonca” and previously known as ADCT-402), ADCT-601, ADCT-602 and ADCT-901 (collectively, the “Licensed Products”), in greater China and Singapore (the “Territory”). The Company agrees to supply product to Overland ADCT BioPharma for its drug development and commercialization under a supply agreement which will be entered into between the parties.
Under the terms of the license agreement between the Company and Overland ADCT BioPharma, the Company licensed exclusive development and commercialization rights to the Licensed Products (the “Licensed IP”) in the Territory to Overland ADCT BioPharma. Overland invested USD 50.0 million in Overland ADCT BioPharma, and is obligated to pay the Company potential development milestone payments related to ADCT-601, ADCT-602 and ADCT-901, for a 51% equity interest. The Company received a 49% equity interest in exchange for contribution of the Licensed IP. The Company and Overland will both appoint an equal number of nominees to the board of directors of Overland ADCT BioPharma which will include the Chief Executive Officer of Overland ADCT BioPharma (“Overland CEO”). Currently, a search is underway for the Overland CEO. Pursuant to the license agreement, the Company may also earn low to mid-single digit royalties on net sales of the Licensed Products. In addition, Overland ADCT BioPharma may elect to participate in the Company’s global clinical trials. The Company also received an option, which it may exercise at its sole discretion, to exchange any or all of its equity interest in Overland ADCT BioPharma into an equity interest in Overland upon an initial public offering of Overland. Given the uncertainty of an initial public offering of Overland, the Company did not assign any value to the option.
In connection with the formation of Overland ADCT BioPharma, the Company determined the fair value of its equity interest by implying a total equity value of Overland ADCT BioPharma using Overland’s investment of USD 50.0 million and the fair value of the contingent milestone consideration for Overland’s 51% equity interest. The fair value of the contingent consideration was determined to be nominal due to the high uncertainty related to achieving certain conditions associated with the contingent consideration as of the closing date. The fair value of the Company’s equity interest was determined to be KUSD 48,040, which resulted in the Company recognizing a gain of KUSD 24,501 and a deferred gain of KUSD 23,539. The gain was recognized within Share of results with joint venture in the Company’s Consolidated Statement of Operation for the year ended December 31, 2020. The deferred gain is recorded in Deferred gain of joint venture in the Company’s Consolidated Balance Sheet. In accordance with International Accounting Standard 28 Investments in Associates and Joint Ventures (“IAS 28”), the gain resulting from the transaction was only recognized to the extent of the unrelated investor’s equity interest in the joint venture, or 51%. The Company will begin to recognize the deferred gain upon the commercialization by Overland ADCT BioPharma of any or all the Licensed Products in the Territory. The deferred gain will be recognized over the estimated commercialization period in which a Licensed Product is developed and approved using a systematic approach that approximates the pattern of consumption of the Licensed IP by Overland ADCT BioPharma. Under the terms of the transaction, the Company may receive variable consideration in the form of contingent milestones and royalties. This consideration is dependent upon the success of the programs subject to the license. The Company will recognize those amounts within other income in the Company’s Consolidated Statement of Operation only to the extent a significant reversal in the amount of cumulative income recognized is not probable of occurring when the uncertainty associated with the variable consideration is subsequently resolved.
In accordance with the terms of the transaction, the Company and Overland jointly control Overland ADCT BioPharma, as they must act together to direct the relevant activities of Overland ADCT BioPharma that would significantly affect its returns. As such, the Company concluded that it did not have the power to unilaterally direct these activities in accordance with International Financial Reporting Standards 10 Consolidated Financial Statements (“IFRS 10”). Therefore, the Company’s equity interest in Overland ADCT BioPharma is accounted for under the equity method of accounting in accordance with IAS 28 and is recorded in Interest in joint venture in the Company’s Consolidated Balance Sheet as of December 31, 2020. The Company’s proportionate share of Overland ADCT BioPharma’s net loss is recorded within Share of results with joint venture in the Company’s Consolidated Statement of Operation, which was KUSD 132 from the closing of the transaction to December 31, 2020.

(in KUSD)
Interest in joint venture
January 1, 2020	—
Initial investment	48,040
Share of results with joint venture	(132)
December 31, 2020	47,908
The tables below provide summarized financial information for Overland ADCT BioPharma that are material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

Summarized Balance Sheet	As of December 31, 2020
Cash and cash equivalents	50,000
Intangible assets	48,040
Total liabilities	269
Net assets	97,771

Summarized Statement of Comprehensive Loss	For the period from December 14, 2020 through December 31, 2020
Operating expenses	269
Net loss	269
(ix)COVID – 19
The COVID-19 pandemic has negatively impacted the economies of most countries around the world. The Group’s operations, similar to those of other life sciences companies, have been impacted by the COVID-19 pandemic. As the Group advances its clinical programs, it is in close contact with its principal investigators and clinical sites, which are located in jurisdictions affected by the COVID-19 pandemic, and is assessing the impact of the COVID-19 pandemic on its clinical trials, expected timelines and costs on an ongoing basis. In light of recent developments relating to the COVID-19 pandemic, the primary focus of healthcare providers and hospitals is currently on fighting the novel coronavirus. In addition, in response to the spread of COVID-19, the Group has modified its business practices, including restricting employee travel, developing social distancing plans for its employees and cancelling physical participation in meetings, events and conferences. In addition, certain of the Group’s clinical trials experienced delays or suspensions in patient enrollment during the first half of 2020 as a result of the COVID-19 pandemic. However, the Group is no longer experiencing delays in its clinical trials or suspensions in patient enrollments. As the COVID-19 pandemic continues to evolve, the Group believes the extent of the impact to its operations, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration of the pandemic, the pandemic’s impact on the U.S. and global economies and the timing, scope and effectiveness of national and local governmental responses to the pandemic, especially in areas where the conditions have recently worsened. Those primary drivers are beyond the Group’s knowledge and control, and as a result, at this time the ultimate impact on the Group’s results of operations, cash flows and financial position in 2020 and thereafter cannot be reasonably predicted. Furthermore, the impact to the Group’s businesses, operating results, cash flows, liquidity and financial condition may be further impacted if the current circumstances continue to exist for a prolonged period of time. However, on the basis of the risk mitigation measures undertaken, the Group has concluded that there is no material uncertainty that may cast a significant doubt upon the Group’s ability to continue as a going concern.